Financial Instruments and Risk Management - Summary of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Offsetting Of Financial Assets Liabilities [Abstract]
Amounts presented in the balance sheet, derivative financial liabilities	£ (940)	£ (837)	£ (903)
Rights of set off with derivative counterparties, derivative financial liabilities	802	754	693
Cash collateral, derivative financial liabilities	90	60	64
Net amount, derivative financial liabilities	(48)	(23)	(146)
Amounts presented in the balance sheet	652	672	1,343
Right of set off with derivative counterparties	0	0	0
Cash collateral	(548)	(432)	(638)
Net amount	104	240	705
Amounts presented in the balance sheet, derivative financial assets	1,592	1,509	2,246
Right of set off with derivative counterparties,derivative financial assets	(802)	(754)	(693)
Cash collateral, derivative financial assets	(638)	(492)	(702)
Net amount, derivative financial assets	£ 152	£ 263	£ 851